Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.4%
De Grey Mining Ltd.(a)	586,573	$466,794
Newcrest Mining Ltd.	1,005,179	19,946,144
Resolute Mining Ltd.(a)	3,335,197	1,867,731
St. Barbara Ltd.	2,024,309	3,654,450
West African Resources Ltd.(a)	686,350	447,577
Westgold Resources Ltd.(a)(b)	1,473,194	2,496,704

		28,879,400

Canada — 55.1%
Agnico Eagle Mines Ltd.	309,443	20,323,091
Alamos Gold Inc., Class A	905,899	7,514,788
Argonaut Gold Inc.(a)	270,014	483,396
B2Gold Corp.	2,235,880	12,491,528
Barrick Gold Corp.	3,385,830	77,885,325
Calibre Mining Corp.(a)	293,655	534,783
Centerra Gold Inc.	557,128	5,451,333
Eldorado Gold Corp.(a)	440,200	5,180,222
Endeavour Mining Corp.(a)(b)	304,896	7,206,547
Equinox Gold Corp.(a)	288,583	2,857,103
Gran Colombia Gold Corp.	106,869	498,101
IAMGOLD Corp.(a)	1,285,311	4,354,129
Kinross Gold Corp.	2,581,985	18,429,942
Kirkland Lake Gold Ltd.	467,266	19,186,067
Lundin Gold Inc.(a)	57,564	510,831
New Gold Inc.(a)	1,991,826	3,673,481
Premier Gold Mines Ltd.(a)(b)	938,272	1,846,279
Pretium Resources Inc.(a)	204,685	2,247,602
SSR Mining Inc.(a)	493,348	9,152,007
Torex Gold Resources Inc.(a)	262,261	3,626,605
Wesdome Gold Mines Ltd.(a)	349,988	3,078,836
Wheaton Precious Metals Corp.	832,031	32,185,905
Yamana Gold Inc.	2,074,358	10,852,803

		249,570,704

Indonesia — 0.5%
Aneka Tambang Tbk	26,454,500	2,145,213

Peru — 1.2%
Cia. de Minas Buenaventura SAA, ADR	496,263	5,508,519

Russia — 2.2%
Polymetal International PLC	486,007	10,134,932

South Africa — 11.9%
AngloGold Ashanti Ltd.	787,895	16,614,969

Security	Shares	Value

South Africa (continued)
DRDGOLD Ltd.	501,061	$508,629
Gold Fields Ltd.	1,824,764	15,509,536
Harmony Gold Mining Co. Ltd.(a)	1,324,386	5,414,354
Sibanye Stillwater Ltd.	4,758,692	15,835,402

		53,882,890

Turkey — 0.4%
Koza Altin Isletmeleri AS(a)(b)	205,560	1,956,463

United Kingdom — 1.0%
Centamin PLC	2,854,672	4,314,197

United States — 21.1%
Coeur Mining Inc.(a)(b)	580,741	4,117,453
McEwen Mining Inc.(a)(b)	1,355,084	1,326,763
Newmont Corp.	1,529,079	89,940,427

		95,384,643

Total Common Stocks — 99.8% (Cost: $394,256,830)		451,776,961

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	5,312,050	5,315,237
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	170,000	170,000

		5,485,237

Total Short-Term Investments — 1.2% (Cost: $5,483,597)		5,485,237

Total Investments in Securities — 101.0% (Cost: $399,740,427)		457,262,198

Other Assets, Less Liabilities — (1.0)%		(4,613,408)

Net Assets — 100.0%		$452,648,790

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Global Gold Miners ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,578,219	$—	$(1,259,973	)(a)	$(2,250)	$(759)	$5,315,237	5,312,050	$20,619	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	—	(70,000	)(a)	—	—	170,000	170,000	74		—

					$(2,250)	$(759)	$5,485,237		$20,693		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$451,776,961	$—	$—	$451,776,961
Money Market Funds	5,485,237	—	—	5,485,237

	$457,262,198	$—	$—	$457,262,198

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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